As filed with the Securities and Exchange Commission on January 27, 2012.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. 3	[X]

Post-Effective Amendment No. [ ]	[ ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 3	[X]

CURIAN VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
Curian Variable Series Trust	70 West Madison Street
Vice President, Chief Legal Officer & Secretary	Suite 3100
1 Corporate Way	Chicago, Illinois 60602-4207
Lansing, Michigan 48951	Attn: Alan Goldberg

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

This Amendment is being filed to make the following changes:

1.    To remove the section entitled "Prior Performance of Similar Accounts" from each applicable fund description.

The prospectus described herein above is intended to supplement:

1) the Registration Statement, which was filed with the Commission on January 26, 2012, as part of Pre-Effective Amendment No. 2 to the Registration Statement (Accession No. 0001532747-12-000007);

This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

PROSPECTUS
February 1, 2012
CURIAN VARIABLE SERIES TRUST

This Prospectus provides you with the basic information you should know before investing in the Curian Variable Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

Curian Guidance – Maximize Income Fund
Curian Guidance – Balanced Income Fund
Curian Guidance – Rising Income Fund
Curian Guidance – Moderate Growth Fund
Curian Guidance – Maximum Growth Fund
Curian Guidance – Tactical Moderate Growth Fund
Curian Guidance – Tactical Maximum Growth Fund
Curian Guidance – Institutional Alt 65 Fund
Curian Guidance – Institutional Alt 100 Fund
Curian Tactical Advantage 35 Fund
Curian Tactical Advantage 60 Fund
Curian Tactical Advantage 75 Fund
Curian Dynamic Risk Advantage – Diversified Fund
Curian Dynamic Risk Advantage – Aggressive Fund
Curian Dynamic Risk Advantage – Income Fund
Curian/American Funds® Growth Fund
Curian/AQR Risk Parity Fund
Curian/Epoch Global Shareholder Yield Fund
Curian/FAMCO Flex Core Covered Call Fund
Curian/Franklin Templeton Natural Resources Fund
Curian/Invesco Balanced-Risk Commodities Strategy Fund
Curian/Nicholas Convertible Arbitrage Fund
Curian/PIMCO Credit Income Fund
Curian/PineBridge Merger Arbitrage Fund
Curian/The Boston Company Equity Income Fund
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

The Curian/American Funds Growth Fund utilizes a master-feeder structure.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this Prospectus is adequate and accurate.  Anyone who indicates otherwise is committing a criminal offense.

For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

_______________

TABLE OF CONTENTS

I.	Summary Overview Of Each Fund	1

Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, Management, Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

	Curian Guidance – Maximize Income Fund	1
	Curian Guidance – Balanced Income Fund	4
	Curian Guidance – Rising Income Fund	7
	Curian Guidance – Moderate Growth Fund	10
	Curian Guidance – Maximum Growth Fund	13
	Curian Guidance – Tactical Moderate Growth Fund	16
	Curian Guidance – Tactical Maximum Growth Fund	20
	Curian Guidance – Institutional Alt 65 Fund	24
	Curian Guidance – Institutional Alt 100 Fund	28
	Curian Tactical Advantage 35 Fund	31
	Curian Tactical Advantage 60 Fund	34
	Curian Tactical Advantage 75 Fund	37
	Curian Dynamic Risk Advantage – Diversified Fund	40
	Curian Dynamic Risk Advantage – Aggressive Fund	44
	Curian Dynamic Risk Advantage – Income Fund	48
	Curian/American Funds Growth Fund	51
	Curian/AQR Risk Parity Fund	54
	Curian/Epoch Global Shareholder Yield Fund	60
	Curian/FAMCO Flex Core Covered Call Fund	63
	Curian/Franklin Templeton Natural Resources Fund	66
	Curian/Invesco Balanced-Risk Commodities Strategy Fund	69
	Curian/Nicholas Convertible Arbitrage Fund	73
	Curian/PIMCO Credit Income Fund	75
	Curian/PineBridge Merger Arbitrage Fund	79
	Curian/The Boston Company Equity Income Fund	83
	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	85

II.	Additional Information About Each Fund Investment Objectives, Principal Investment Strategies, Related Risks, and Management	88

	Curian Guidance – Maximize Income Fund	88
	Curian Guidance – Balanced Income Fund	91
	Curian Guidance – Rising Income Fund	94
	Curian Guidance – Moderate Growth Fund	97
	Curian Guidance – Maximum Growth Fund	101
	Curian Guidance – Tactical Moderate Growth Fund	104
	Curian Guidance – Tactical Maximum Growth Fund	108
	Curian Guidance – Institutional Alt 65 Fund	112
	Curian Guidance – Institutional Alt 100 Fund	115
	Curian Tactical Advantage 35 Fund	118
	Curian Tactical Advantage 60 Fund	121
	Curian Tactical Advantage 75 Fund	124
	Curian Dynamic Risk Advantage – Diversified Fund	127
	Curian Dynamic Risk Advantage – Aggressive Fund	130
	Curian Dynamic Risk Advantage – Income Fund	133
	Curian/American Funds Growth Fund	136
	Curian/AQR Risk Parity Fund	140
	Curian/Epoch Global Shareholder Yield Fund	144
	Curian/FAMCO Flex Core Covered Call Fund	148
	Curian/Franklin Templeton Natural Resources Fund	152
	Curian/Invesco Balanced-Risk Commodities Strategy Fund	154
	Curian/Nicholas Convertible Arbitrage Fund	159
	Curian/PIMCO Credit Income Fund	163
	Curian/PineBridge Merger Arbitrage Fund	167
	Curian/The Boston Company Equity Income Fund	171
	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	174

III.	Description of Master/Feeder Structure for Curian/American Funds Growth Fund	177

IV.	More About the Funds	178

V.	Glossary of Risks	182

VI.	Management of the Trust	193

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	198

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Privacy Policy Statement

Curian Guidance – Maximize Income Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objectives.  The investment objective of the Curian Guidance – Maximize Income Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.03%
Total Annual Fund Operating Expenses	1.45%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$148	$459

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed-income and other income-oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows: :

Asset Classes and Strategies

Corporate Bond Covered Call Writing Emerging Markets Debt	Floating Rate Bond Global Bond High Yield Money Market	Real Estate Risk Control Asset Allocation Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Balanced Income Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objectives.  The primary investment objective of the Curian Guidance – Balanced Income Fund (the “Fund”) is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.03%
Total Annual Fund Operating Expenses	1.45%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$148	$459

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed-income and other income-oriented securities as well as dividend-paying equity securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.   The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Corporate Bond Covered Call Writing Emerging Markets Debt Equity Income	Floating Rate Bond Global Bond High Yield International Equity Income	Money Market Real Estate Risk Control Asset Allocation Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Rising Income Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Guidance – Rising Income Fund (the “Fund”) is to seek a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.09%
Total Annual Fund Operating Expenses	1.51%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$154	$477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.   The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Equity Income	International Equity Income Money Market	Real Estate Risk Control Asset Allocation

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Moderate Growth Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objectives.  The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies .

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.24%
Total Annual Fund Operating Expenses	1.66%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$169	$523

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.   The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Maximum Growth Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.18%
Total Annual Fund Operating Expenses	1.60%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$163	$505

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.   The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Tactical Moderate Growth Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objectives.  The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.00%
Total Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$449

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.   The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Core Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Index investing risk   – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Tactical Maximum Growth Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objectives.  The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.32%
Total Annual Fund Operating Expenses	1.74%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$177	$548

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.   The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Swaps   – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Institutional Alt 65 Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is to seek long-term growth of capital and income through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.31%
Total Annual Fund Operating Expenses	1.73%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$176	$545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.   The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Classes and Strategies

U.S. Equity	International	Fixed-Income	Real Return
Small Cap Mid Cap Large Cap	International Developed Emerging Markets Equity	U.S. Investment Grade U.S. High Yield Bank Loan	Treasury Inflation Protected (TIPs)

Money Market Funds

Non-Traditional Asset Classes and Strategies

Real Estate	Fixed-Income
Global Real Estate	Emerging Markets Debt

Alternative
Risk Control Asset Allocation

Listed Private Equity

Market Neutral

Absolute Return

Global Tactical Asset Allocation (“GTAA”)

Merger Arbitrage

Convertible Arbitrage

Currency

Risk Parity

Commodities

Natural Resources

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed-income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Institutional Alt 100 Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.42%
Total Annual Fund Operating Expenses	1.84%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$187	$579

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.   The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies
Money Market Funds

Non-Traditional Asset Classes and Strategies

Real Estate	Fixed-Income
Global Real Estate	Emerging Markets Debt

Alternative
Risk Control Asset Allocation

Listed Private Equity

Market Neutral

Absolute Return

Global Tactical Asset Allocation (“GTAA”)

Merger Arbitrage

Convertible Arbitrage

Currency

Risk Parity

Commodities

Natural Resources

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Swaps   – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Tactical Advantage 35 Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”) .

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.23%
Less Waiver/Reimbursement3	( 0.30% )
Total Net Annual Fund Operating Expenses	1.15%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying ETFs in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying ETFs during the Fund’s initial fiscal year.  The Fund’s investment in Underlying ETFs may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$117	$429

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 20% to 50% (with a neutral target allocation of 35%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 80% (with a neutral target allocation of 65%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	Since Inception	Managing Director, Mellon Capital
Richard A. Brown	Since Inception	Director, Mellon Capital
Thomas J. Durante	Since Inception	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Tactical Advantage 60 Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.25%
Less Waiver/Reimbursement3	( 0.30% )
Total Net Annual Fund Operating Expenses	1.17%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying ETFs in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying ETFs during the Fund’s initial fiscal year.  The Fund’s investment in Underlying ETFs may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$119	$435

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 45% to 75% (with a neutral target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 25% to 55% (with a neutral target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	Since Inception	Managing Director, Mellon Capital
Richard A. Brown	Since Inception	Director, Mellon Capital
Thomas J. Durante	Since Inception	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Tactical Advantage 75 Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.27%
Less Waiver/Reimbursement3	( 0.30% )
Total Net Annual Fund Operating Expenses	1.19%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying ETFs in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying ETFs during the Fund’s initial fiscal year.  The Fund’s investment in Underlying ETFs may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$121	$442

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds .  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 100% (with a neutral target allocation of 75%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 0% to 50% (with a neutral target allocation of 25%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	Since Inception	Managing Director, Mellon Capital
Richard A. Brown	Since Inception	Director, Mellon Capital
Thomas J. Durante	Since Inception	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Dynamic Risk Advantage – Diversified Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.   The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$449

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity securities, core U.S. fixed-income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts (REITs), and commodities (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”) as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.   Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	Since Inception	Managing Director, Mellon Capital
James Stavena	Since Inception	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Dynamic Risk Advantage – Aggressive Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Aggressive Fund (the “Fund”) is to seek long-term capital appreciation.   The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$449

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity, commodities, and S&P 500 Volatility Index futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk –The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.   Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	Since Inception	Managing Director, Mellon Capital
James Stavena	Since Inception	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Dynamic Risk Advantage – Income Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.   The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.35%
Less Waiver/Reimbursement3	( 0.35% )
Total Net Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying ETFs in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying ETFs during the Fund’s initial fiscal year.  The Fund’s investment in Underlying ETFs may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$523

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  Such asset class exposures will be obtained primarily through Underlying ETFs.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	Since Inception	Managing Director, Mellon Capital
James Stavena	Since Inception	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/American Funds ® Growth Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The Curian/American Funds ® Growth Fund (the “Fund” or “Feeder Fund” ) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Growth FundSM (the “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.24%
Less Waiver/Reimbursement3	( 0.50% )
Total Net Annual Fund Operating Expenses	1.16%

1 The fee table and example reflect the expenses of both the Fund and the Master Fund.

2 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$118	$475

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2011-12/31/2011	19%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The Feeder Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Currently, Curian Capital provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 129 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Donnalisa Parks Barnum	Since Inception	Senior Vice President, Capital World InvestorsSM (“CWI”)
Gregg E. Ireland	Since Inception	Senior Vice President, CWI
Gregory D. Johnson	Since Inception	Senior Vice President, CWI
Michael T. Kerr	Since Inception	Senior Vice President, CWI
Ronald B. Morrow	Since Inception	Senior Vice President, CWI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/AQR Risk Parity Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income) .

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.32%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$134	$418

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments which includes over 40 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on the Fund’s sub-adviser’s (the “Sub-Adviser”) assessment of the risk associated with each asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed-income securities and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets an equal risk allocation from each of the three following major risk sources:  equity risk, fixed-income risk, and inflation risk.  The Sub-Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position.  The desired overall risk level of the Fund may be increased or decreased by the Sub-Adviser.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”), by investing directly in those Instruments.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed-income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed-income securities including emerging market fixed-income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Investment momentum style risk– Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.   With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.   Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
AQR Capital Management, LLC (“AQR”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John M. Liew, Ph.D.	Since Inception	Founding Principal, AQR
Brian K. Hurst	Since Inception	Principal, AQR
Michael Mendelson	Since Inception	Principal, AQR
Yao Hua Ooi	Since Inception	Vice President, AQR

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Epoch Global Shareholder Yield Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objectives.  The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek a high level of income.  Capital appreciation is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.17%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$119	$372

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when the Fund’s sub-adviser (the “Sub-Adviser”) believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed-income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Epoch Investment Partners, Inc. (“Epoch”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Eric Sappenfield	Since Inception	Managing Director and Senior Analyst, Epoch
Michael Welhoelter	Since Inception	Managing Director, Epoch
William Priest	Since Inception	Chief Executive Officer and Co-Chief Investment Officer, Epoch

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/FAMCO Flex Core Covered Call Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.07%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$109	$340

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets.

Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.  Common stocks will be selected by the Fund’s sub-adviser (the “Sub-Adviser”) utilizing a combination of its proprietary qualitative and quantitative selection criteria.  The Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses during periods of declining equity prices.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Fiduciary Asset Management Inc. (“FAMCO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Wiley D. Angell	Since Inception	Chief Executive Officer and Chief Investment Officer, FAMCO
Charles D. Walbrandt	Since Inception	Chairman and Portfolio Manager, FAMCO

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Franklin Templeton Natural Resources Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return (consisting of capital appreciation and income) .

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.27%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$129	$403

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector.  The Fund invests predominantly in equity securities, primarily common stock.  For the Fund’s investment purposes, the Fund’s sub-adviser (the “Sub-Adviser”) considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.  The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country.  The Fund may also invest in American Depositary Receipts.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Franklin Advisers, Inc. (“Franklin”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Frederick G. Fromm, CFA	Since Inception	Lead Portfolio Manager, Franklin
Matthew Adams, CFA	Since Inception	Portfolio Manager, Franklin
Steve Land, CFA	Since Inception	Portfolio Manager, Franklin

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Invesco Balanced-Risk Commodities Strategy Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/Invesco Balanced-Risk Commodities Strategy Fund (the “Fund”) is to seek to provide total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.22%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$124	$387

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal market conditions, the Fund invests in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities.  Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.  The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities market:  agricultural, energy, industrial metals, and precious metals.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will generally maintain cash and cash equivalents in the range of 40% to 70% of its total assets.  Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions.  The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.  The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities.  Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.  This means that the Fund could lose more than originally invested in the derivative.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the Sub-Adviser’s active three-step investment process.  This three-step investment process involves:  (i) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (ii) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (iii) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above.  The Sub-Adviser balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the Sub-Adviser may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets.  The Sub-Adviser purchases these commodity-linked derivatives to obtain both long and short commodity positions in order to actively balance the risk associated with different types of commodity assets and sectors.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Portfolio turnover risk – The Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.   Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark Ahnrud	Since Inception	Portfolio Manager, Invesco
Chris Devine	Since Inception	Portfolio Manager, Invesco
Scott Hixon	Since Inception	Portfolio Manager, Invesco
Christian Ulrich	Since Inception	Portfolio Manager, Invesco
Scott Wolle	Since Inception	Portfolio Manager, Invesco

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Nicholas Convertible Arbitrage Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.32%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$134	$418

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  The Fund’s sub-adviser (the “Sub-Adviser”) combines traditional credit analysis with fundamental equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies
•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Nicholas Investment Partners, L.P. (“Nicholas”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John Wylie	Since Inception	Partner and Portfolio Manager, Nicholas
Catherine Nicholas	Since Inception	Managing Partner and Chief Investment Officer, Nicholas

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/PIMCO Credit Income Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/PIMCO Credit Income Fund (the “Fund”) is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	0.97%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$99	$309

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing , under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed-income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index , as calculated by the Sub-Adviser .  Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher (or equivalent) by a nationally recognized statistical ratings organization or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

•
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Pacific Investment Management Company LLC (“PIMCO”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Mark Kiesel	Since Inception	Managing Director, PIMCO

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/PineBridge Merger Arbitrage Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.32%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$134	$418

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies that are involved publicly announced mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investments strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities, including foreign receipts.  The Fund may invest in companies with large, medium, or small capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions.

The Fund’s sub-adviser (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of the Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Sub-Adviser will generally seek to:  (i) achieve returns with a low correlation to stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks
•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration involved in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
PineBridge Investments LLC (“PineBridge”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Lan Cai, CFA	Since Inception	Managing Director, Lead Portfolio Manager, PineBridge
Meg Sullivan, CFA	Since Inception	Vice President, Assistant Portfolio Manager, Research Analyst, PineBridge

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/The Boston Company Equity Income Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/The Boston Company Equity and Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.02%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$104	$325

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Fund’s sub-adviser (the “Sub-Adviser”) chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
The Boston Company Asset Management LLC (“The Boston Company”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John C. Bailer, CFA	Since Inception	Senior Portfolio Manager, The Boston Company

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/CurianVariableSeriesTrust . You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com .  The current Prospectus and SAI, both dated February 1, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (the “Fund”) is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Net Annual Fund Operating Expenses	1.37%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$139	$434

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund utilizes a market neutral style seeking to provide attractive performance in both up and down markets.  The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in what the Fund’s sub-adviser (the “Sub-Adviser”) believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.  The use of uncorrelated equity strategies across investing styles, market caps, and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets.  In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to such securities.  The Fund may also invest in exchange-traded funds (“ETFs”).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
The Boston Company Asset Management LLC (“The Boston Company”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Robert J. Eastman, CFA	Since Inception	Director and Portfolio Manager, The Boston Company
Sean P. Fitzgibbon, CFA	Since Inception	Senior Managing Director and Lead Portfolio Manager, The Boston Company
Jeffrey D. McGrew, CFA	Since Inception	Managing Director and Portfolio Manager, The Boston Company

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About Each Fund

Curian Guidance – Maximize Income Fund

Investment Objectives.  The investment objective of the Curian Guidance – Maximize Income Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed-income and other income-oriented securities.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Strategy Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the generation of competitive income through its investment in Underlying Funds that invest primarily in fixed-income securities and other income generating securities or strategies.  Investments may include Underlying Funds that invest in fixed-income securities, including bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Modest allocations may also include Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equities securities risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information (“SAI”).

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leveraging risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Balanced Income Fund

Investment Objectives.  The investment objective of the Curian Guidance – Balanced Income Fund (the “Fund”) is to seek a balance between the generation of income and long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed-income and other income-oriented securities as well as dividend paying equity securities.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Strategy Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the generation of competitive income through its investment in Underlying Funds that invest in fixed-income securities and other income generating securities or strategies, as well as dividend paying equity securities.  Investments may include Underlying Funds that invest in fixed-income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Investments in Underlying Funds that invest in fixed-income instruments are complemented by allocations to Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Rising Income Fund

Investment Objective.  The investment objective of the Curian Guidance – Rising Income Fund (the “Fund”) is to seek a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in primarily in equity-oriented securities that pay a dividend.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Strategy Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the potential for a rising stream of income through the selection of companies with a multiple-year history of increasing their dividend payouts through its investment in Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  Investments may include Underlying Funds that invest both in domestic and international stocks of large established companies with a track record of increasing dividend payments as well as stocks of smaller companies with above-average growth potential.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a board array of stock, bond, and other asset classes and strategies .

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Strategy Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the primary objective of long-term growth of capital through its investment in Underlying Funds that invest in equity-oriented securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  The investment in Underlying Funds that invest in equity-oriented securities is complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and real estate investment trusts.  Fixed-income allocations may include Underlying Funds that invest in fixed-income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Leveraging risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Maximum Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Strategy Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in equity securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Industry concentration risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Tactical Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or Underlying ETFs or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Strategy Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Eagle Core Equity Fund	Large Cap Core
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan International Value Fund	International Large Cap Equity
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management Emerging Markets Index Fund	Emerging Markets Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PIMCO Total Return Fund	Total Return Bond
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market
JNL/WMC Value Fund	Large Cap Value

The Fund seeks to achieve the primary objective of long-term growth of capital, with a secondary objective of risk control, through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.  Fixed-income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds with investments in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies that may include derivatives, options, and short selling of securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Tactical Maximum Growth Fund

Investment Objectives.  The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the primary objective of long-term growth of capital, with a secondary objective of risk control, through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.  Fixed-income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Swaps
•	Small-capitalization investing risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Institutional Alt 65 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is long-term growth of capital and income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in “traditional asset classes, allocating approximately 0% to 10% in fixed-income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal marke t conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed-income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equities securities risk
•	Fixed income risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Institutional Alt 100 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Fund (the “Fund”) is long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed-income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equities securities risk
•	Fixed income risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Swaps
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leveraging risk
•	Prepayment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Fund may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Tactical Advantage 35 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	35%	20%	50%
Fixed-Income*	65%	50%	80%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 12 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 16 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 29 years of investment experience, and 11 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Tactical Advantage 60 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	60%	45%	75%
Fixed-Income*	40%	25%	55%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 12 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 16 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 29 years of investment experience, and 11 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Tactical Advantage 75 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	75%	50%	100%
Fixed Income*	25%	0%	50%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 12 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 16 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 29 years of investment experience, and 11 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Dynamic Risk Advantage – Diversified Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.   The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity, core U.S. fixed-income, currency, high-yield bonds, emerging markets debt, real estate investment trusts (“REITs”), and commodities (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

Each component of the Diversified Component is passively managed and represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes, except for the currency component.  The currency component is tactically managed by the Sub-Adviser.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Equity securities risk
•	Emerging markets risk
•	Exchange-traded funds investing risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Real estate investment risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, and rebalance rules.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  The Fund’s currency exposure within the Diversified Component is based on Mellon Capital’s proprietary model and Mellon Capital will determine the underlying currency exposure and tactical decisions within the currency allocation.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Dynamic Risk Advantage – Aggressive Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Aggressive Fund (the “Fund”) is to seek long-term capital appreciation.   The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) global equity, commodities, and S&P 500 Volatility Index (“VIX”) futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).

Each component of the Diversified Component is represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes or individual commodities.  The global equity component is passively managed, while the commodity and S&P VIX futures components are tactically managed by the Adviser.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -15% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, rebalance rules, and tactical decisions.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Dynamic Risk Advantage – Income Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.   The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) Cash Equivalent Component short -term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  The Sub-Adviser will implement the Fund’s strategy and investment objective through the use of the Investment Model.  The Sub-Adviser is responsible for managing the investment of portfolio assets and directing transactions in the Fund’s Underlying ETFs, securities, and derivative instruments according to the allocations indicated by the Investment Model.

Each component of the Diversified Component is passively managed and represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation and income.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Equity securities risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, rebalance rules, and tactical decisions.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/American Funds Growth Fund

Investment Objective.  The Curian/American Funds Growth Fund (the “Fund” or “Feeder Fund” ) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Growth Fund (“Master Fund”).

Principal Investment Strategies.  The Fund invests primarily in the shares of the Master Fund.  The Master Fund invests primarily in common stocks and looks to invest in companies that appear to the Master Fund’s investment adviser to offer superior opportunities for growth of capital.

The prices of, and income generated by, the common stocks and other securities held by the Master Fund may decline in response to certain events taking place around the world, including those directly involving issuers whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the Master Fund may involve large price swings and greater potential for loss than other types of investments.  These risks may be heightened in the case of small capitalization stocks.

The Master Fund may invest a portion of its assets in securities of issuers domiciled outside the United States.  The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic, or market changes or instability in such country or region.  The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid, and/or more difficult to value than those of U.S. issuers.  Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards.  In addition the value of investments outside the United Stated may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.  These issuers may also be subject to different government and legal systems that make it difficult for the Master Fund to exercise its rights as a shareholder of the company.  Further, there may be increased risks of delayed settlement of securities purchased or sold by the Master Fund.  These investments may also be affected by changes in the exchange rate of that country’s currency against the U.S. dollar and/or currencies of other countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment adviser to the Master Fund’s investment techniques otherwise failing to achieve the Master Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign securities risk
•	Growth investing risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging markets risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee:  0.32%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses:  0.02%; Total Annual Portfolio Operating Expenses:  0.34%.  Fees and expenses at the Fund level, net of any waiver/reimbursement, are as follows: Management Fee:  0.35%; Distribution and/or Service (12b-1) Fee:  0.25%; Other Expenses:  0.22%; Total Annual Fund Operating Expenses:  0.82%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The investment adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities.  CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors.  Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through two investment divisions, Capital World Investors (“CWI”) and Capital Research Global Investors (“CRGI”), and manages fixed-income assets through its Fixed Income division.  CWI and CRGI make investment decisions on an independent basis.

Rather than remain as investment divisions, CWI and CRGI may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the Master Fund have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013 ; however, the series reserves the right to delay the implementation.

Investment Manager to the Fund

Because the Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC.  Pursuant to its investment advisory and management agreement with the Trust, Curian Capital, LLC (“Curian Capital”), located at 7601 Technology Way, Denver, Colorado 80237, will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

Curian Capital will provide master-feeder operational support services to the Fund under its investment advisory and management agreement with the Trust so long as the Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.

Under the Trust’s investment advisory and management agreement with Curian Capital, if the Fund ceased to operate as part of a master-feeder fund structure, Curian Capital, upon the approval of the Board, would provide the Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser.  For these services, Curian Capital would be entitled to receive a fee of 0.85% of the Fund’s average daily net assets, accrued daily and paid monthly.  Currently, Curian Capital is waiving 0.50% of this advisory fee for the Fund because it is not providing portfolio management services to the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Capital was registered as an investment adviser with the SEC in 2002.  As of December 31, 2011, Curian Capital had approximately $7.3 billion of assets under management.

Curian Capital has received an exemptive order from the U.S. Securities and Exchange Commission that permits Curian Capital, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval.  Thus, in the event that the Fund is no longer part of a master-feeder structure, the exemptive order permits Curian Capital, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes.  Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund.

The Fund does not pay Curian Capital for portfolio management services because the Fund’s assets are invested in the Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser.  Under the master-feeder structure, however, the Fund may withdraw its entire investment from the Master Fund if the Board determines that it is in the best interests of the Fund and its shareholders to do so.  At the time of such withdrawal, the Board would have to consider what action might be taken, including:  (1) investing all of the assets of the Fund in another pooled investment entity (i.e., another master fund); (2) electing to have Curian Capital, the Fund’s investment manager, manage the Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with Curian Capital; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with Curian Capital pursuant to which Curian Capital will provide the services set forth below so long as the Fund is a “feeder fund” investing into the Master Fund and provides that Curian Capital will provide portfolio management for the Fund if the Fund ceases to operate as a “feeder fund.”

Curian Capital currently is waiving a portion of its advisory fee for the Fund because it is not providing portfolio management services to the Fund.  If the Fund were to withdraw its entire investment from the Master Fund and the Board approved Curian Capital as the investment manager for the Fund, Curian Capital would provide portfolio management services to the Fund, the current fee waiver would terminate and Curian Capital would receive its full contractual advisory fee for the Fund, effectively maintaining the total advisory fee payable by the Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between Curian Capital and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, CWI and CRGI.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Donnalisa Parks Barnum is a Senior Vice President of CWI and has been an investment professional for 31 years in total; 26 years with CRMC or its affiliates.

•	Gregg E. Ireland is a Senior Vice President of CWI and has been an investment professional for 40 years, all with CRMC or its affiliates.

•	Gregory D. Johnson is a Senior Vice President of CWI and has been an investment professional for 19 years, all with CRMC or its affiliates.

•	Michael T. Kerr is a Senior Vice President of CWI and has been an investment professional for 19 years in total; 27 years with CRMC or its affiliates.

•	Ronald B. Morrow is a Senior Vice President of CWI and has been an investment professional for 44 years in total; 15 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

Curian/AQR Risk Parity Fund

Investment Objective.  The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income) .

Principal Investment Strategies.  The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments which includes over 40 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on the Fund’s sub-adviser’s (the “Sub-Adviser”) assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed-income and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets an equal risk allocation from each of the three following major risk sources:  equity risk, fixed-income risk, and inflation risk.  The Sub-Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position.  The desired overall risk level of the Fund may be increased or decreased by the Sub-Adviser.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”), by investing directly in those Instruments.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.  Value strategies favor securities that appear undervalued based on fundamental measures, often the result of distress or being out of favor among investors.  Momentum strategies favor securities with strong short-term performance.

The Sub-Adviser believes that using both value and momentum strategies in selecting investments is a powerful and effective approach because the two strategies are usually negatively correlated.  As a result, when the two strategies are used together by the Sub-Adviser in making investment selections, the investments chosen by the Sub-Adviser tend to be either cheap assets or assets that are coming into favor with investors.  Assets that score well by taking into account both factors will generally have the highest weightings.  The combination of the two strategies is designed to produce a Fund portfolio that seeks to preserve the positive expected return of each strategy while having achieved the added benefit of significantly lower volatility than would otherwise be achieved by using either strategy alone.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed-income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed-income securities including emerging market fixed-income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.  When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations.  The Fund may also take “short” positions in futures, forwards, or swaps.  A “short” position will benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument and increases.

The Fund bears the risk that the proprietary quantitative models used by the Sub-Adviser will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

The Sub-Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument.  A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.  The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Interest rate risk
•	Investment in money market mutual funds risk
•	Investment in other investment companies risk
•	Investment momentum style risk
•	Investment value style risk
•	Leveraging risk
•	Managed portfolio risk
•	Market risk
•	Model risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Reverse repurchase agreement risk
•	Sovereign debt risk
•	Short sales risk
•	Tax risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830.  AQR is a Delaware limited liability company formed in 1998.  AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.  AQR focuses on providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.  As of December 31, 2011, AQR and its affiliates had approximately $43.6 billion under management.

The Fund is managed by a team of investment professionals.  The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. John M. Liew, Ph.D., Brian K. Hurst, Michael Mendelson, and Yao Hua Ooi.  Information regarding the portfolio managers of the Fund is set forth below.

John M. Liew, Ph.D. is a Founding Principal of the Sub-Adviser.  Prior to co-founding the Sub-Adviser in 1998, Dr. Liew was a Vice President and portfolio manager for Goldman Sachs Asset Management.  Dr. Liew holds a B.A. in Economics, an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser.  Prior to joining the Sub-Adviser in 1998, Mr. Hurst was associated with Goldman Sachs &Co. where he worked as an Associate in the Asset Management Division’s Quantitative Research Group (1994-1998).  He received a BS in Economics at the Wharton School at the University of Pennsylvania in 1994.

Michael Mendelson is a Principal of the Sub-Adviser.  Prior to joining the Sub-Adviser in July 2005, Mr. Mendelson was Managing Director and Head of Quantitative Trading at Goldman Sachs.  Prior to that effort, he was Head of U.S. Program Trading at Goldman Sachs.  Mr. Mendelson received an S.M. in Chemical Engineering from MIT along with an S.B. in Chemical Engineering, an S.B. in Mathematics, and an S.B. in Management.  He also has an MBA from the University of California at Los Angeles.

Yao Hua Ooi is a Vice President of the Sub-Adviser.  Prior to joining the Sub-Adviser in 2004, Mr. Ooi was a summer analyst in the Fixed Income group at UBS.  He received a B.S. in Economics from the Wharton School and a B.S. in Engineering from The School of Engineering and Applied Science at the University of Pennsylvania in 2004.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Epoch Global Shareholder Yield Fund

Investment Objectives.  The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income.  Capital appreciation is a secondary objective.

Principal Investment Strategies.  The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when the Fund’s sub-adviser (the “Sub-Adviser”) believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed-income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	Interest rate risk
•	Investment value style risk
•	Mid-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Epoch Investment Partners, Inc. (“Epoch”), 640 Fifth Avenue, New York, New York 10019.  Epoch is a wholly-owned subsidiary of Epoch Holding Corporation, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm.  As of December 31, 2011, Epoch managed approximately $19.2 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Eric Sappenfield, Michael Welhoelter, and William Priest.  Information regarding the portfolio managers of the Fund is set forth below.

Eric Sappenfield is a Managing Director, Portfolio Manager, and Senior Research Analyst of Epoch and is the lead Co-Portfolio Manager for the Fund.  Prior to joining Epoch in 2006, he was a Research Analyst at Spear Leeds & Kellogg where he was responsible for credit/risk assessment.  Previously, he was a Senior Analyst at Steinberg Priest & Sloane Capital Management, LLC focusing on high yield bonds and equities of leveraged companies.  Mr. Sappenfield’s additional experience includes senior analytical roles at The Carlyle Group, Traveler’s, and Bankers Trust.  He holds a B.A. from Stanford University and an MBA from the University of California at Los Angeles’ Anderson School of Management.

Michael A. Welhoelter, CFA, is a Managing Director and Portfolio Manager of Epoch and is also a Co-Portfolio Manager for the Fund.  He also serves as Epoch’s Chief Risk Officer and heads Epoch’s Quantitative and Risk Management Team and is responsible for integrating risk management into the investment process.  Prior to joining Epoch in 2005, he was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc.  In this role, he managed over $5 billion in mutual funds and separately managed portfolios.  Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management-Americas, where he was a Portfolio Manager in the Structured Equity group, overseeing long/short market neutral and large cap core products.  Previously, he was a Portfolio Manager and Quantitative Research Analyst at Chancellor/LGT Asset Management.  Mr. Welhoelter holds a B.A. in Computer and Information Science from Colgate University.  He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts, and holds the Chartered Financial Analyst designation.

William W. Priest, CFA, is the Chief Executive Officer, Co-Chief Investment Officer, and Portfolio Manager of Epoch.  He is a Co-Portfolio Manager for the Fund and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities.  Prior to co-founding Epoch in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for three years.  Before joining Stenberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of CSAM Americas, and CEO and Portfolio Manager of its predecessor firm, BEA Associates, which he co-founded in 1972.  Mr. Priest holds the Chartered Financial Analyst designation, is a former Certified Public Accountant, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/FAMCO Flex Core Covered Call Fund

Investment Objective.  The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.

Principal Investment Strategies.  Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and the use of hedging techniques by writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes).  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to the equity markets during periods of declining equity prices.

The Fund’s equity investments will consist primarily of large capitalization common stocks of U.S. corporations and U.S. dollar denominated equity securities of foreign issuers, in each case that are traded on national securities exchanges and in NASDAQ/NMS securities.  The Fund may also invest in securities of mid- and small-capitalization issuers, but it is not expected that such investments would be significant.

The Fund’s’ sub-adviser (the “Sub-Adviser”) believes that a macroeconomic strategy coupled with investment style and capitalization decisions are important drivers of excess returns.  Strategic analysis will be employed by the Sub-Adviser to determine the style make-up of the Fund's portfolio, favored sectors and the portfolio's risk profile.  Fundamental analysis and quantitative screens will then be applied to evaluate sector strategy and rank individual securities.

An underlying principle within the Sub-Adviser's investment process is that the macroeconomic expectations determined by the Sub-Adviser's portfolio managers should be consistent with and supported by the bottom-up conclusions of the Sub-Adviser's research efforts, focusing on industry leaders.  The Sub-Adviser reviews economic data, Federal Reserve policy, fiscal policy, inflation and interest rates, commodity pricing, sector, industry and security issues, regulatory factors, and street research to appraise the economic and market cycles.

Given this macroeconomic backdrop, a team of portfolio managers and research analysts begins the equity selection process by utilizing quantitative and qualitative screening processes based on factors such as growth prospects, competitive strength, pricing power, input costs, product substitutability and business fundamentals to identify those industries favorably exposed to the anticipated economic and market cycles.  Overlays such as valuation and financial strength, as well as technical indicators including relative strength and momentum, seek to increase the probability of selecting industries with a propensity to outperform the overall market given the environment.  Individual securities within these industries are similarly screened and analyzed using fundamental analytical techniques to further refine the selection process by identifying and eliminating equities having company-specific risks.

The Fund will write call options on the equity securities held by the Fund to seek to create income and mitigate the impact of market declines.  A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.  Call options are sold up to the number of shares of the long equity positions.  The premium paid to the writer is consideration for undertaking the obligations under the option contract.  The writer of a covered call option forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of investing in the option premiums and some protection against the loss of capital if the underlying security declines in price.  The Fund would receive premium income from the writing of options, and the Sub-Adviser believes that the Fund’s return can be at times increased or protected against capital losses through such premiums consistent with its investment objectives.

The options the Fund intends to write (sell) are considered "covered" because the Fund will own equity securities against which the options are written (sold).  As a result, the number of call options the Fund can write (sell) is normally limited by the number of equity securities the Fund holds in its portfolio.  The Fund will not write (sell) "naked" call options (i.e., options on more equity securities than are held in the Fund's portfolio).

The Sub-Adviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may purchase and write covered call options on certain exchange-traded funds that trade like common stocks but represent certain market indices such as the S&P 500 Stock Index that correlate with the mix of common stocks held in the Fund’s portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Options risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Exchange-traded funds investing risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Fiduciary Asset Management Inc. (“FAMCO”), located at 8235 Forsyth Boulevard, Suite 700, Saint Louis, Missouri 63105.  FAMCO is an SEC registered investment adviser and offers investment management services to institutional clients, large employee benefit plans, and generally to high net worth individuals.  As of December 31, 2011, FAMCO had approximately $6.4 in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Wiley D. Angell and Charles D. Walbrandt, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

Wiley D. Angell is the Chief Executive Officer and Chief Investment Officer of FAMCO and is responsible for the management of the firm and directs the firm’s macroeconomic research.  As one of the founding principals, he has managed portfolios and served FAMCO’s clients since the firm’s inception in 1994.  Mr. Angell has managed institutional portfolios for 25 years.  He served as Portfolio Manager for General Dynamics Corporation from 1991 to 1994, focusing on core, long duration, and immunization fixed income strategies.  From 1985 to 1991, he was Treasurer of Franklin Savings Association, where he managed a $7 billion mortgage portfolio and was responsible for the firm’s hedging strategies and balance sheet risk control.  Mr. Angell serves on the board and chaired the investment committee for both First State Bank in Pleasanton, Kansas and Hume Bank in Hume, Missouri.  He holds a B.A. in business and economics from Ottawa University and currently serves on the Board of Trustees for Ottawa University.

Charles D. Walbrandt, CFA, is the Chairman and Founding Principal and a member of the Strategy Committee at FAMCO.  From 1974 through 1994, when he founded FAMCO, Mr. Walbrandt served in various capacities with General Dynamics Corporation, including Corporate Vice President, Trust Investment and Treasurer.  He created the internal investment departments at General Dynamics Corporation in 1983, designed the portfolio management processes, and managed both equity and fixed income portfolios.  For fourteen years, from 1994 to 2009, Mr. Walbrandt guided FAMCO as Chief Executive Officer and Chief Investment Officer.  Currently Mr. Walbrandt serves as FAMCO’s Chairman and as a Portfolio Manager for FAMCO’s Flex Equity products.  He holds a B.S. in economics from the University of Wisconsin, an M.B.A. in Finance from St. Louis University, and attended John Marshall Law School.  A Chartered Financial Analyst charterholder, Mr. Walbrandt is a member of the St. Louis Society of Financial Analysts and is a former member of its Board of Governors.  He is also a former trustee of the American Red Cross Retirement System.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Franklin Templeton Natural Resources Fund

Investment Objective.  The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return (consisting of capital appreciation and income) .

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the equity and debt securities of companies in the natural resources sector.  For the Fund’s investment purposes, the Fund’s sub-adviser (the “Sub-Adviser”) considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

Under normal market conditions, the Fund invests primarily in equity securities and debt securities convertible into equity securities.  The Fund predominantly invests in equity securities, primarily in common stock.  An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.  Bonds, notes, and debentures are examples of debt securities.  Convertible securities have characteristics of both debt securities (which is frequently the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.

The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country, but the Fund may invest up to 50% of its total assets in foreign securities, including emerging market securities.  The Fund may also invest in American Depositary Receipts (“ADRs”).  ADRs are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The Fund may also attempt, from time to time, to hedge (protect) against market risk and to generate income for the Fund by buying and selling put and call options on equity securities and equity security indices.  Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  With respect to hedging strategies, options may be used to hedge securities or other positions held by the Fund.  To earn income in the form of the premium received for writing the option, the Fund could sell equity call options while at the same time positioning the Fund to sell the underlying equity securities at a targeted price determined by the Sub-Adviser.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when, and to what extent to use options or an options related strategy.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.  The Sub-Adviser relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price.  Competitive advantages such as a favorable resource position, proven technology, sound financial position, and strong management are all factors the investment manager believes may contribute to strong growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Foreign securities risk
•	Growth investing risk
•	Industry concentration risk
•	Liquidity risk
•	Managed portfolio risk
•	Natural resources related securities risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Interest rate risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin”), located at One Franklin Parkway, San Mateo, California 94403.  As of December 31, 2011, Franklin and its affiliates had over 367.2 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Frederick G. Fromm, Matthew Adams, and Steve Land.  Information regarding the portfolio managers of the Fund is set forth below.

Frederick G. Fromm, CFA, has been the lead portfolio manager of the Fund since its inception.  Mr. Fromm has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which he may perform these functions, and the nature of these functions, may change from time to time.  He joined Franklin in 1992.

Matthew Adams, CFA, has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Adams joined Franklin in 2005.  Previously, he was an equity analyst with Smith Barney, Bear Stearns, and Robertson Stephens.

Steve Land, CFA, has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Land joined Franklin in 1997.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Invesco Balanced-Risk Commodities Strategy Fund

Investment Objective.  The investment objective of the Curian/Invesco Balanced-Risk Commodities Strategy Fund (the “Fund”) is to seek to provide total return.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities.  Commodities are assets that have tangible properties and include oil, metals, and agricultural products.  The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities market:  agricultural, energy, industrial metals, and precious metals.  More than 25% of the Fund’s assets may be allocated to investments in one or more of these commodities market sectors.

Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index.

In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps, and commodity-linked notes.

The Fund will generally maintain 40% to 70% of its total assets in cash and cash equivalents including money market funds.  Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions.  The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.  The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities.  Leverage occurs when investments in derivatives create greater economic exposure than the amount invested.  This means that the Fund could lose more than originally invested in the derivative.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the Sub-Adviser’s active three-step investment process.

The first step involves asset selection.  The Sub-Adviser selects representative commodity assets to gain exposure to each of the following commodity sectors:  agriculture, energy, industrial metals, and precious metals.  The selection process (i) evaluates a particular asset’s performance among other assets within a commodity sector and how such asset has performed during different market cycles; (ii) screens the identified commodity assets to meet minimum liquidity criteria; and (iii) reviews the expected correlation among the selected commodity assets and the expected risk for each commodity asset to determine whether the selected commodity assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction.  Proprietary estimates for risk and correlation are used by the Sub-Adviser to create a potential portfolio of investments for the Fund.  The Sub-Adviser re-estimates the risk contributed by each commodity asset and re-balances the portfolio periodically or when new commodity assets are introduced to the Fund.

The final step involves active positioning.  The Sub-Adviser actively adjusts commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.  The Sub-Adviser balances these two competing ideas – opportunity for excess return from active positioning and the need to maintain commodity asset class exposure set forth in the balanced-risk portfolio structure – by setting controlled tactical ranges around the long-term commodity asset allocation.  The resulting commodity asset allocation is then implemented by purchasing or selling derivatives, other commodity-linked instruments, exchange-traded funds, cash and cash equivalents, including money market funds affiliated with the Sub-Adviser.  By using derivatives, the Fund seeks to gain greater exposure to commodity assets within each commodity sector than would be possible using cash instruments, and thus seeks to balance the amount of risk each commodity asset contributes to the Fund.

When executing the investment process described above, the Sub-Adviser may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets.  The Sub-Adviser purchases these commodity-linked derivatives to obtain both long and short commodity positions to seek to actively balance the risk associated with different types of commodity assets and sectors.  When taking a long position, the Sub-Adviser generally believes that the price of the referenced commodity will go up.  When taking a short position, the Sub-Adviser generally believes that the price of the referenced commodity will go down.

The Fund employ s a risk management strategy to help minimize loss of capital and reduce excessive volatility.  Pursuant to this strategy, the Fund generally maintain s a substantial amount of their assets in cash and cash equivalents.  Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under U.S. Securities and Exchange Commission rules and to collateralize swap exposure.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	Industry concentration risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Tax risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Asset-based securities risk
•	Borrowing risk
•	Exchange-traded funds investing risk
•	Foreign securities risk
•	Illiquid securities risk
•	Precious metals related securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, Georgia 30309.  Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2011, Invesco had approximately $625.3 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Mark Ahnrud, Chris Devine, Scott Hixon, Christian Ulrich, and Scott Wolfe.  Information regarding the portfolio managers of the Fund is set forth below.

Mark Ahnrud, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 2000 and became affiliated with the Global Asset Allocation team in 2002.  Mr. Ahnrud began his investment career in 1985 and was with Bank of America prior to joining Invesco.  He earned a B.S. in Finance and Investments from Babson College, an MBA with a concentration in finance and real estate investment from the Fuqua School of Business at Duke University, and is a CFA charterholder.

Chris Devine, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 1998 and became affiliated with the Global Asset Allocation team in 2003.  Mr. Devine is responsible for portfolio construction, risk management, trading, and derivative management.  He began his investment career in 1996 and was with The Robinson-Humphrey Co. prior to joining Invesco.  Mr. Devine earned a B.A. in Economics from Wake Forest University, an MBA from the University of Georgia, and is a CFA charterholder.

Scott Hixon, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 1994 and became affiliated with the Global Asset Allocation team in 1997.  Mr. Hixon is responsible for the fundamental research, quantitative modeling, and portfolio investment decisions for asset classes and currencies.  He began his investment career in 1992 and was with SunTrust Bank prior to joining Invesco.  Mr. Hixon earned a B.B.A. in Finance, graduating magna cum laude, and an MBA from Georgia Southern University and is a CFA charterholder.

Christian Ulrich, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 2000 and became affiliated with the Global Asset Allocation team in 2009.  Mr. Ulrich was previously a client portfolio manager for Invesco Global Asset Management, covering both global equity and asset allocation strategies.  He began his investment career in 1987 and was with Credit Suisse Group AG where he had assignments in Zurich, New York, and London.  At Credit Suisse Group, he served as a portfolio manager within the private banking division and had institutional sales and product management responsibilities within the asset management department.  Mr. Ulrich graduated from the KV Zurich Business School in Zurich, Switzerland and is a CFA charterholder.

Scott Wolle, CFA, is a Portfolio Manager for Invesco and the Chief Investment Officer for Invesco Global Asset Allocation.  He joined Invesco in 199 and became affiliated with the Global Asset Allocation team in 2000.  Mr. Wolle began his investment management career in 1991 and was with Bank of America prior to joining Invesco.  He earned a B.S. in Finance from Virginia Polytechnic Institute and State University, graduating magna cum laude, and an MBA from the Fuqua School of Business at Duke University where he earned the distinction of Fuqua Scholar.  Mr. Wolle is a CFA charterholder.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Nicholas Convertible Arbitrage Fund

Investment Objective.  The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  The Fund’s sub-adviser combines traditional credit analysis with fundamental and quantitative equity research and its expertise in small and mid-capitalization companies, what the Sub-Adviser considers to be the largest and most inefficient area of the convertible securities market, to analyze the equity securities underlying potential convertible securities investments.

In structuring the portfolio, the gross and net exposure is driven by security selection based on a 12-month directional view of the underlying equity or credit.  The Sub-Adviser will typically hedge each position in the Fund within 25% of “delta-neutral” with “bullish” positions under-hedged and “bearish” positions over-hedged.  If the Fund is “delta-neutral,” the convertible bond will be hedged by selling the stock against it so that there is no equity exposure.  Delta is a measure of the combined position movement to the equity.  If the Fund over hedges (“bearish”), the Fund will sell more stock than the delta-neutral position and the Fund’s net exposure to the equity markets will be negative.  If the Fund under hedges (“bullish”), the Fund will sell less stock than the delta-neutral position and the Fund’s net exposure to the equity markets will be positive.  Portfolio positioning is driven predominantly, in normal market environments, by individual security selection and appropriate hedging given the Sub-Adviser’s security outlook.  Tactical positioning, in unusual market environments displaying uncertain economic and market outlooks, is accomplished through adjusting the range of hedges for individual positions as well as by utilizing portfolio level hedges.  In such environments the Sub-Adviser may use equity, credit, and/or interest rate hedges determined by the particular market environment and market outlook.

The Sub-Adviser employs a multi-step process in its bottom-up analysis of issuers of convertible securities.  Traditional credit analysis, where the Sub-Adviser reviews an issuer’s capital structure, balance sheet, income statement, and security terms, helps the Sub-Adviser determine the attractiveness and financial strength of the issuing company.  Stress test and scenario analysis, where the Sub-Adviser assesses the security’s sensitivity to equity volatility, interest rate changes, and potential changes to option-adjusted and credit spreads, allows the Sub-Adviser to ascertain the asymmetrical risk/reward profile of the convertible strategy.  The combination of quantitative and traditional fundamental equity analysis helps the Sub-Adviser assess the underlying equities’ positive or negative change, sustainability, quality, and timeliness and its appreciation potential.  Incorporating all elements to this bottom-up, multi-step process is essential to determine if the investment thesis of the security is attractive, as well as to formulate the direction and magnitude of the hedge to be used.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Investment strategy risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Short sales risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Bond risk
•	Equity securities risk
•	Interest rate risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Nicholas Investment Partners, L.P. (“Nicholas”), located at 6451 El Sicomoro Street, Rancho Santa Fe, California 92067.  Nicholas, a SEC registered investment adviser, is an independent, employee-owned investment boutique that focuses on providing investment advice on an institutional basis.  As of December 31, 2011, Nicholas had approximately $491 million in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Mr. John Wylie and Ms. Catherine C. Nicholas.  Information regarding the portfolio managers of the Fund is set forth below.

John Wylie is a Partner and Portfolio Manager of Nicholas and is the lead Portfolio Manager for Convertibles and Convertible Arbitrage.  Prior to joining Nicholas in 2007, he was co-founder and Co-Chief Investment Officer of CapitalWorks Investment Partners where he was the lead portfolio manager for Convertible Arbitrage and Micro-Cap strategies.  Previously Mr. Wylie was President of Nicholas-Applegate Mutual Funds and Chief Investment officer of their Investor Services Group.  Before joining Nicholas-Applegate in 1987, he worked with Metropolitan Life Insurance Company for six year.  Mr. Wylie earned a B.A. in American Studies, cum laude, from Amherst College.

Catherine C. Nicholas is the Managing Partner, Chief Investment Officer, and co-founder of Nicholas.  She leads the investment team at Nicholas and is responsible for the strategic development and day-to-day implementation of investment research, stock selection, portfolio management, and risk management processes.  Prior to founding Nicholas, she served as the Global Chief Investment Officer of Nicholas Applegate until the firm’s sale to Allianz in January 2001.  Ms. Nicholas began her investment career in 1987 as an analyst at Nicholas Applegate.  She earned a B.A. in Business Administration, cum laude, and her MBA with a concentration in finance the University of Southern California.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/PIMCO Credit Income Fund

Investment Objectives.  The Curian/PIMCO Credit Income Fund’s (the “Fund”) investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing , under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed-income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of the Fund is anticipated to vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index , as calculated by the Sub-Adviser .  Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investor Service, Inc., or equivalently rated by Standard & Poor’s Corporation  or Fitch Ratings, or, if unrated, determined by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments,” which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Bank capital and trust preferred securities;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments ;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

Securities issued by the U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments such as options, futures contracts or swap agreements, or in mortgage- or asset-backed, subject to applicable law and any other restrictions described in the Fund’s Prospectus and SAI.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Preferred stock risk
•	Repurchase agreements, purchase and sale contracts risk
•	Short sales risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Financial reform risk
•	Regulation of derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, a Delaware limited liability company, which is a majority owned subsidiary of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company, and certain officers of PIMCO.   Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P.   PIMCO Partners, LLC is owned by current and former officers of PIMCO.  Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE. As of September 30, 2011, PIMCO had approximately $1,350 billion in assets under management.

Mark Kiesel, Managing Director, PIMCO.  He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group.  He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/PineBridge Merger Arbitrage Fund

Investment Objective.  The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies involved in publicly announced  mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investment strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities including securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  For long exposures to equities, the Fund may invest in common stocks, ADRs, GDRs, EDRs, REITs, listed limited partnerships, master limited partnerships, and exchange-traded funds.  The Fund may invest in companies with large, medium, or small market capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions in order to seek enhanced returns or to hedge investment risks.  In particular, the Fund may for investment purposes or hedging purposes, purchase and write call and put options on equities, equity indices, and currencies.

The Fund’s sub-adviser, (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of a Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.

The Fund is not subject to any specific geographic diversification requirements and may invest on a global basis.

The Sub-Adviser’s approach focuses on fundamental and regulatory research-based analysis using its extensive experience in global markets.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Sub-Adviser will generally seek to:  (i) achieve returns with a low correlation to stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The financial and legal aspects of the Publicly Announced M&A Transaction will be evaluated, including, without limitation, the issues that may be raised under corporate, securities, and competition laws and by regulatory agencies; the accounting and tax implications; the adequacy of the consideration offered; the likelihood that the consideration will be increased by the acquiring company or a third party; the financing commitment; and the feasibility under market conditions.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Equity securities risk
•	Foreign securities risk
•	Investment strategy risk
•	Issuer risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Merger and acquisition arbitrage risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Short sales risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is PineBridge Investments LLC (“PineBridge”), a U.S. registered investment adviser with offices located at 399 Park Avenue, 4th Floor, New York, New York 10022.  PineBridge is a member company of PineBridge Investments, a group of international companies acquired by Pacific Century Group from American International Group, Inc. in March 2010.  PineBridge Investments companies provide investment advice and market asset management products and services to clients around the world. As of September 30 , 2011, PineBridge had approximately $69.5 in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Mdmes. Lan Cai, CFA and Meg Sullivan, CFA, and Mr. Tim Campion.  Information regarding the portfolio managers of the Fund is set forth below.

Lan Cai, CFA, Managing Director, Portfolio Manager, Equities, PineBridge.  Ms. Cai joined the firm in 2000 and serves as Head Portfolio Manager, responsible for managing merger arbitrage portfolios, research enhanced products, and equity income portfolios.  Prior to joining PineBridge, Ms. Cai was Director of Financial Product Research and Development at the CME Group beginning in 1996, where she played a key role in developing financial derivatives products and building the electronic trading system, GLOBEX2.  Ms. Cai received an MBA from the University of Chicago and is a CFA charterholder.

Meg Sullivan, CFA, Vice President, Assistant Portfolio Manager/Research Analyst, Equities, PineBridge.  Ms. Sullivan joined the firm in 2006.  She is an Assistant Portfolio Manager and Research Analyst for Structured Equities with a primary focus on merger arbitrage portfolios.  Before joining the Listed Equity department, Ms. Sullivan spent a year as a Performance Analyst in the Alternatives and Derivatives Performance Measurement Group at PineBridge.  Ms. Sullivan received a B.A. from Brown University in Business Economics & Public and Private Sector Organizations.  She is a CFA charterholder.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/The Boston Company Equity Income Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Equity Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies.  Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Fund’s sub-adviser (the “Sub-Adviser”) chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.  The S&P Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 that exhibit strong value characteristics.  The Fund’s stock investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (ADRs), including those purchased in initial public offerings.  The Fund may also invest in fixed-income securities and money market instruments.

In selecting securities, the Sub-Adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including (i) value, or how a stock is priced relative to its perceived intrinsic worth; (ii) growth, in this case the sustainability or growth of earnings; and (iii) financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the Sub-Adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the Sub-Adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.  The Fund at times may overweight certain sectors in attempting to achieve higher yields.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Investment value style risk
•	Managed portfolio risk
•	Market risk
•	Options risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Derivatives risk
•	Growth investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is The Boston Company Asset Management LLC (“The Boston Company”), located at One Mellon Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108.  The Boston Company is a wholly-owned subsidiary of Bank of New York Mellon Corporation.  Founded in 1970, The Boston Company provides investment management and sub-advisory services to public, corporate, defined benefit and defined contribution plans, as well as various institutional and sub-advised accounts.  As of December 31, 2011, The Boston Company had approximately $37.5 billion in assets under management.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. John C. Bailer, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

John C. Bailer, CFA, Managing Director, is a member of the Large Cap Value Team at The Boston Company and has been a Research Analyst since 1999.  He is responsible for the consumer, technology, and telecommunication sectors for the Dynamic Large Cap Value strategy and has been the Senior Portfolio Manager of the Equity Income strategy since 2005.  Mr. Bailer has 19 years of industry experience and has been with the firm since 1992.  Previously at The Boston Company, he was a Portfolio Coordinator responsible for asset allocation and client servicing of domestic value strategies.  Mr. Bailer began his career in Corporate Finance at Mellon Financial Corporation where he was responsible for asset/liability analysis of the bank’s balance sheet.  He graduated with distinction from Babson College with a B.S. in Accounting and Management Information Systems.  Mr. Bailer also received an M.S. in Finance from Boston College.  He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and The Boston Security Analysts Society.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (the “Fund”) is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Principal Investment Strategies.  The goal of market neutral investing strategy is to generate returns that are independent of the direction of the stock market.   The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes)   in what the Fund’s sub-adviser (the “Sub-Adviser”) believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.   The Fund’s sub-adviser (the “Sub-Adviser”) attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund has a long position when it owns the security and has “sold short” a position when it sells a security it does not own.  When the Fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender.  The Fund must maintain market collateral at least equal to the current market value of the security sold short.  The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale.

The Fund strives to have long positions in stocks that the Sub-Adviser believes will outperform the market and short positions in stocks that the Sub-Adviser will underperform the market.  Under normal circumstances, the Sub-Adviser seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The Sub-Adviser utilizes proprietary stock selection models that are designed to predict relative attractiveness of stocks.  The models collect fundamental data such as earnings, dividends, cash flow, revenues, and book value.  The fundamental data is then used to analyze characteristics such as growth prospects, valuation, and momentum.  Each stock is then given a score.  The Fund strives to profit by purchasing stocks that have relatively high scores and selling short stocks that have relatively low scores.  The Sub-Adviser exploits the benefits of quantitative analysis, but also employs a fundamental process in its stock selection process.

In selecting stocks of any capitalization for investment, the Fund uses a blended strategy, investing in both growth and value stocks of both U.S. and foreign issuers, including those in emerging markets countries.  In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to such securities.  The Fund may also invest in exchange-traded funds.  The Fund’s portfolio turnover is expected to be higher than 100%.

The Fund seeks a total return greater than the return on three-month U.S. Treasury Bills.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Emerging markets risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Derivatives risk
•	Foreign securities risk
•	Market risk
•	Portfolio turnover risk
•	Short sales risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is The Boston Company Asset Management LLC (“The Boston Company”), located at One Mellon Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108.  The Boston Company is a wholly-owned subsidiary of Bank of New York Mellon Corporation.  Founded in 1970, The Boston Company provides investment management and sub-advisory services to public, corporate, defined benefit and defined contribution plans, as well as various institutional and sub-advised accounts.  As of December 31, 2011, The Boston Company had approximately $37.5 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Robert J. Eastman, CFA, Sean P. Fitzgibbon, CFA, and Jeffrey D. McGrew, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

Robert J. Eastman, CFA, is a Director (since 2009, previously Senior Vice President from 2005 to 2009) of The Boston Company and is a Portfolio Manager.  He is also a Senior Analyst and a member of the Global Core Equity Team, responsible for research coverage of the U.S. energy, industrials, and materials sectors.  Mr. Eastman joined The Boston Company in 1991 and has over 22 years of experience in the industry.

Sean P. Fitzgibbon, CFA, is Senior Managing Director (since 2009, previously Senior Vice President from 2005 to 2009) of The Boston Company and team leader for the Global Core Equity Team.  He is the Lead Portfolio Manager for The Boston Company’s U.S. Large Cap Core Equity, Emerging Markets Core, and Multi Alpha Market Neutral Equity strategies and Portfolio Manager on the U.S. Large Cap 130/30 Core Equity and Global Core Equity strategies.  Mr. Fitzgibbon is also responsible for research coverage of the U.S. health care sector.  He joined The Boston Company in 1991 and has over 19 years of experience in the industry.

Jeffrey D. McGrew, CFA, is Managing Director (since 2009, previously Senior Vice President from 2005 to 2009) of The Boston Company and is a Portfolio Manager and member of the Global Core Equity Team.  He is Lead Portfolio Manager for the U.S. Large Cap 130/30 Core Equity strategy and Portfolio Manager on the U.S. Large Cap Core Equity strategy.  Mr. McGrew is responsible for research coverage of the global financial and technology sectors and U.S. telecommunications sector.  He joined The Boston Company in 2002 and has over 19 years of experience in the industry.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Master-Feeder Structure

The Curian/American Funds Growth Fund operates as a “feeder fund” (the “Feeder Fund”).  A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.”  The master fund purchases and manages a pool of investment securities.  The Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  The Growth FundSM, the Feeder Fund’s master fund (the “Master Fund”), is a series of American Funds Insurance Series® (“AFIS”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that the Feeder Fund will bear its own operating expenses as well as its pro rata share of the Master Fund’s fees and expenses.  Because the Feeder Fund invests all or substantially all of its assets in the Master Fund, its shareholders will bear the fees and expenses of both the Feeder Fund and the Master Fund.  Thus, the Feeder Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  The Master Fund may have other shareholders, each of whom, like the Feeder Fund, will pay their proportionate share of the Master Fund’s expenses.  The Master Fund may also have shareholders that are not the Feeder Fund, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the Master Fund may differ from those of the Feeder Fund.  The Master Fund pays distributions to each Master Fund shareholder, including the Feeder Fund.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder funds and other shareholders, including the Feeder Fund.

Under the master/feeder structure, the Feeder Fund may withdraw its investment in the Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so.  The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  The Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity, having Curian Capital manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Feeder Fund’s assets in the Master Fund is not a fundamental investment policy of the Feeder Fund and a shareholder vote is not required for the Feeder Fund to withdraw its investment from the Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The summary prospectus for the Master Fund is delivered together with this Prospectus.  To obtain a copy of the statutory prospectus for the Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

More About The Funds

The investment objectives of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal market conditions, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.   A Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the Funds are not subject to registration or regulation as pool operators under that Act.  It should be noted that the Commodities Futures Trading Commission (“CFTC”) is reviewing its rules related to commodity pool operators, and the Funds could be determined to be commodity pools.  This determination could affect the management of the Funds and their performance.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Portfolio Turnover.  Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests.  Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions.  In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or SEC staff approved measures, to minimize leverage, while the derivatives contracts are open.  For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value.  With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value.  By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts.  The use of leverage involves certain risks.  See below for leveraging risk.  A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open purchases and derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i.e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, CFTC or CFTC staff positions, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending.  Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers.  The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines.  Cash collateral may be invested by a Fund in money market-type investments or short-term liquid investments.  To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income.  A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.  There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Cash and Cash Equivalents.  The Funds may hold cash or invest in cash equivalents.  Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, time deposits, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less; (f) shares in commingled institutional liquidity funds, money market funds, or short-term bond funds; and (g) repurchase or reverse repurchase agreements.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil due to a variety of factors, including economic unrest in Greece, Spain, Ireland, Portugal, and other European Union countries.  This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy.  In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.  An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets.  These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Natural disasters and adverse weather conditions.  Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events.  Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted.  Adverse weather conditions may also have a particularly significant negative affect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Legislation.  At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock.  Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds.  There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

Benchmarks.   Listed below are the primary benchmarks, an secondary benchmarks, if applicable, for each of the Funds of the Trust.

Name	Primary Benchmark	Secondary Benchmark(s)
Curian Guidance Maximize Income Fund	BarCap US Agg Bond TR USD	Not Applicable
Curian Guidance Balanced Income Fund	DJ Moderate Index (Global)	S&P500/MSCI EAFE/BarCap Agg (40/20/40)
Curian Guidance Rising Income Fund	S&P 500 TR	S&P500/MSCI EAFE/BarCap Agg (55/25/20)
Curian Guidance Moderate Growth Fund	DJ Moderate Index (Global)	S&P500/MSCI EAFE/BarCap Agg/HFRX Aggregate (30/15/30/25)
Curian Guidance Maximum Growth Fund	S&P 500 TR	S&P500/MSCI EAFE/HFRX Aggregate (35/20/15/30)
Curian Guidance Tactical Moderate Growth Fund	DJ Moderate Index (Global)	S&P500/MSCI EAFE/BarCap Agg/HFRX Aggregate (25/10/35/30)
Curian Guidance Tactical Maximum Growth Fund	S&P 500 TR	S&P500/MSCI EAFE/BarCap Agg/HFRX Aggregate (30/15/25/30)
Curian Guidance Institutional Alt 65 Fund	HFRX Aggregate Index	S&P500/MSCI EAFE/BarCap Agg/HFRX Aggregate (15/10/10/65)
Curian Guidance Institutional Alt 100 Fund	HFRX Aggregate Index	Not Applicable
Curian Tactical Advantage 35 Fund	DJ Moderately Conservative Index (Global)	S&P500/MSCI EAFE/BarCap Agg (25/10/65)
Curian Tactical Advantage 60 Fund	DJ Moderate Index (Global)	S&P500/MSCI EAFE/BarCap Agg (40/20/40)
Curian Tactical Advantage 75 Fund	DJ Moderately Aggressive Index (Global)	S&P500/MSCI EAFE/BarCap Agg (55/20/25)
Curian Dynamic Risk Advantage - Diversified Fund	DJ Moderately Conservative Index (Global)	S&P500/MSCI EAFE/BarCap Agg (20/10/70)
Curian Dynamic Risk Advantage - Aggressive Fund	DJ Moderate Index (Global)	S&P500/MSCI EAFE/BarCap Agg (35/15/50)
Curian Dynamic Risk Advantage - Income Fund	DJ Moderately Conservative Index (Global)	S&P500/MSCI EAFE/BarCap Agg (20/10/70)
Curian/American Funds Growth Fund	S&P 500 TR	Not Applicable
Curian/AQR Risk Parity Fund	BofAML US Treasury Bill 3 Mon	MSCI World/BarCap Global Aggregate (60/40)
Curian/Epoch Global Shareholder Yield Fund	MSCI World NR USD	Not Applicable
Curian/FAMCO Flex Core Covered Call Fund	S&P 500 TR	CBOE Buywrite Monthly
Curian/Franklin Natural Resources Fund	S&P North American Natural Resources TR	Not Applicable
Curian/Invesco Balanced Risk Commodity Strategy Fund	DJ UBS Commodity TR USD	Not Applicable
Curian/Nicholas Convertible Arbitrage Fund	BofAML US Treasury Bill 3 Mon	Dow Jones Credit Suisse Convertible Arbitrage Hedge Fund Index, HFRX RV: F.I. Convertible Arbitrage
Curian/PIMCO Credit Income Fund	BarCap US Agg Bond TR USD	Not Applicable
Curian/PineBridge Merger Arbitrage Fund	LIBOR 3-Month Index	Dow Jones Credit Suisse Event Driven Arbitrage, CISDM Merger Arbitrage USD
Curian/The Boston Company Equity Income Fund	S&P 500/Citigroup Value Index	Not Applicable
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Citi Treasury Bill 3 Mon USD	HFRX EH: Equity Market Neutral

Regulatory Inquiries and Pending Litigation

Curian/FAMCO Flex Core Covered Call Fund

In 2009, the SEC conducted an examination of FAMCO and in 2010 reported to FAMCO that the SEC believes that certain deficiencies existed in procedures and disclosure relating to the management of a liquidated closed-end fund sub-advised by FAMCO.  In April 2010, the SEC initiated an investigation of this liquidated closed-end fund and issued a subpoena to FAMCO, who has responded to these requests for information and continues to cooperate with this investigation.  Based on current knowledge, FAMCO believes that this matter will be resolved without a material adverse effect to its financial status or its capacity to act as sub-adviser to the Curian/FAMCO Flex Core Covered Call Fund, although there can be no assurance that this assessment will reflect the ultimate outcome of the pending matters.

The foregoing speaks only as of the date of this Prospectus.  While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

The following risks may apply to the Funds and the Master Fund.  Please consult the Summary Prospectus and Statutory Prospectus for applicable risks.

Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asset-based securities risk – Asset-based securities are fixed-income securities whose value is related to the market price of a certain natural resources, such as precious metals, as well as, other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio.  Borrowing will cost the Fund interest expense and other fees.  The costs of borrowing may reduce the Fund’s return.  Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties.  Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges.  Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  This risk may be heightened during volatile market conditions.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.  Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of the Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.  The Fund’s Adviser or Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund’s Adviser or Sub-Adviser must correctly predict price, credit or other applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund’s Adviser or Sub-Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.  To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.  The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid.  Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.  The use of derivative strategies may also have a tax impact on the Fund.  The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to utilize derivatives when it wishes to do so.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility.  Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Equity-linked notes (“ELNs”) risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks.  In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk.  Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment.  An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment.  Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value.  In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed-income investment.

Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange.  Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets.  Accordingly, actual expenses may be greater or less than those indicated.  For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets.  During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.  Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates.  The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.  As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial reform risk - In response to recent market and economic conditions, the U.S. Government has taken a variety of extraordinary measures designed to stimulate the economy and financial markets including capital injections and the acquisition of illiquid assets.  Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers.  On July 21, 2010 the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”).  The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks.  Additionally, the Reform Act allows the Federal Deposit Insurance Corporation to “take over” a failing bank in situations when the overall stability of the financial system could be at risk.  These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.  Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations.  Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.  Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.  The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in price volatility.

Illiquid securities risk – The Fund may invest in “illiquid securities,” which is typically defined as a security that cannot be sold or disposed of within seven (7) days, at price or value at which it is carried.  Securities and other investments purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.  Illiquid securities may be difficult to sell or redeem because, often, there is no secondary market for those securities.

Limitation on Illiquid Investments.  If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments.  In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Trustees.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.

Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Inflation-indexed securities, including TIPS, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment momentum style risk – Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Leveraging risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.  For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time.  During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a floating rate loan can result in a loss.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.

After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.  In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may decline in value and/or be inadequate or difficult to realize upon.  In addition, a court could take action with respect to the floating rate loan adverse to the holders of the loan, such as invalidating the loan, subordinating the loan to presently existing or future indebtedness, or ordering the refund of interest previously paid to the borrower.  As a result, the Fund might not receive payments to which it is entitled.  The Adviser may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations.  This could increase the Fund’s operating expenses and decrease its net asset value.  The Fund can invest in loans that are not secured by any specific collateral of the borrower.  If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose.  Therefore, these loans present greater risks than collateralized loans.

Loan instruments may not be rated by a rating agency, registered with the SEC or any state securities commission or listed on any national securities exchange.  The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of borrowers, the Adviser relies on its own evaluation of borrowers, but will consider, and may rely in part on, analyses performed by others.  As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

An increase in demand for loan instruments may adversely affect the supply of available loans and/or the rate of interest payable on loans acquired by the Fund, thus reducing Fund returns.  During periods of limited supply of loans, the Fund’s yield may be lower.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration to be paid or exchanged for such securities in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment risk.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility.  This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  There may also exist legal and documentation risk related to mortgage defaults.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates.  This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Non-diversification risk – The Fund is “non-diversified.” As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”).  Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Portfolio turnover risk – The Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.  Preferred stocks may pay fixed or adjustable rates of return.  Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments.  When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.  A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.  The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.  These events could also trigger adverse tax consequences to the Fund.  Furthermore, reverse repurchase agreements involve the risks that:  (i) the interest income earned in the investment of the proceeds will be less than the interest expense; (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is not obligated to repurchase; and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them.  In addition, the use of reverse repurchase agreements may be regarded as leveraging.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy.  The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do.  This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Restricted securities risk – Restricted securities may be illiquid.  The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss.  In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A securities risk – Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance.  The financial services sector is affected by general economic conditions and legal, cultural or technological developments.  When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent.  The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition.  Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation.  The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Servicer risk – Floating rate loans are typically structured and administered by a financial institution that acts as an agent for the holders of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as, the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price.  The Fund may also enter into a short derivative position through a futures contract or swap agreement.  If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party.  Therefore, the losses could be greater than the actual cost of the investment.  Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Standby commitment agreements risk – Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it.  These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security.  In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Thinly traded securities risk – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.  If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  The inflation-protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer from losses during time of economic stress or illiquidity.

Underlying Funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Fannie Mae, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA.  The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.  Thus, investments in warrants may involve substantially more risk than investments in common stock.  Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Curian Capital, LLC (“Curian Capital” or the “Adviser” or the “Administrator”), 7601 Technology Way, Denver, Colorado 80237, is the investment adviser and administrator to the Trust and provides the Trust with professional investment supervision and management.  Curian Capital was registered as an investment adviser with the SEC in 2002 and has been serving as the sponsor and investment adviser to the Curian separately managed account program since 2003.  As of December 31, 2011, Curian Capital had approximately $7.3 billion of assets under management.  In connection with serving as adviser to the Curian Capital separately managed account platform, Curian Capital oversees numerous model managers who manage specific investment strategies within the program.  As Adviser to the Funds, Curian Capital will oversee the investments of the Funds, including overseeing the management of the Funds by the Sub-Advisers and recommending changes to the Sub-Advisers if appropriate.

The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Jackson National Asset Management, LLC (“JNAM”), the sponsor and investment adviser for the JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust, which are in the same group of investment companies as the Trust.

A discussion of the basis for the Board of Trustees’ approval of the advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to shareholders.

Advisory Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  The Curian Guidance –Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund will each indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The Feeder Fund charges the advisory fee disclosed in the table below.  The Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian Guidance – Maximize Income Fund	All Assets	0.20%
Curian Guidance – Balanced Income Fund	All Assets	0.20%
Curian Guidance – Rising Income Fund	All Assets	0.20%
Curian Guidance – Moderate Growth Fund	All Assets	0.20%
Curian Guidance – Maximum Growth Fund	All Assets	0.20%
Curian Guidance – Tactical Moderate Growth Fund	All Assets	0.20%
Curian Guidance – Tactical Maximum Growth Fund	All Assets	0.20%
Curian Guidance – Institutional Alt 65 Fund	All Assets	0.20%
Curian Guidance – Institutional Alt 100 Fund	All Assets	0.20%
Curian Tactical Advantage 35 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 60 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 75 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Dynamic Risk Advantage – Diversified Fund	$0 to $1 billion Over $1 billion	0.95% 0.90%
Curian Dynamic Risk Advantage – Aggressive Fund	$0 to $1 billion Over $1 billion	0.95% 0.90%
Curian Dynamic Risk Advantage – Income Fund	$0 to $1 billion Over $1 billion	0.95% 0.90%
Curian/American Funds Growth Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/AQR Risk Parity Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion Over $1 billion	0.60% 0.55%
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/Invesco Balanced-Risk Commodities Strategy Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/PIMCO Credit Income Fund	$0 to $1 billion Over $1 billion	0.50% 0.45%
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/The Boston Company Equity Income Fund	$0 to $1 billion Over $1 billion	0.55% 0.50%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $1 billion Over $1 billion	0.90% 0.85%

The following terms apply in connection with the Adviser’s contractual obligation to waive fees for the Feeder Fund, the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical Advantage 75 Fund, and the Curian Dynamic Risk Advantage – Income Fund.   For the Feeder Fund, the Adviser has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of the advisory fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  For each of the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, and the Curian Tactical Advantage 75 Fund, the Adviser has entered into a contractual agreement with each Fund under which it will waive 0.30% of its advisory fees.  For the Curian Dynamic Risk Advantage – Income Fund, the Adviser has entered into a contractual agreement with the Fund under which it will waive 0.35% of its advisory fees. There can be no assurance that the Adviser will continue to waive any of these fees following the period ending one year from the effective date of the registration statement of the Trust.

Sub-Advisory Arrangements

The Adviser selects contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust.  The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Adviser and the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser, implements such programs by purchases and sales of securities.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.
As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have received an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At the initial shareholder meeting of the Trust held on November 30, 2011, the initial shareholder of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to Curian Capital (“Administrator”) an Administrative Fee of 0.20% of the average daily net assets of each Fund.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  Curian Capital has engaged its affiliate, Jackson Fund Services, a division of JNAM, as sub-administrator to the Funds (the “Sub-Administrator) to assist with all necessary administrative functions and services for the operation of the Funds, and is thus utilizing JNAM’s substantial experience as an administrator to mutual funds.  The Sub-Administrator is paid by the Administrator.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

DISTRIBUTION PLAN

All Funds of the Trust except the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”).  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.25% of the Fund’s average daily net assets, to be used to pay or reimburse distribution and administrative or other service expenses.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

JNLD (the “Distributor”), an affiliate of Curian Capital, is the distributor of the Funds.  The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.

INVESTMENT IN TRUST SHARES

Shares of the Trust may be sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York (“Jackson NY”), 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable insurance contracts and variable life insurance policies (“Contracts”); to qualified and unqualified retirement plans; and to other regulated investment companies.  The Accounts, through their various sub-accounts invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”).  There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The NAV per share of each Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of each Fund may be suspended by the Trust’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Adviser may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Sub-Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s NAV.  The Sub-Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s NAV calculation.  A significant event is one that can be expected materially to affect the value of such securities.  Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Sub-Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing.  For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.  This does not apply to a money market Fund.

See the Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures.  The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the net asset values for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above.  The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard.  The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in each Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the Curian Variable Series Trust, which are regulated investment companies under Subchapter M of the Code.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY.  The Sub-Advisory Agreements require the Funds to be operated in compliance with these diversification requirements.  The Sub-Advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.  See the SAI for more specific information.

FINANCIAL HIGHLIGHTS

The Board of Trustees has selected KPMG LLP, an independent registered public accounting firm, as the Trust’s independent auditors.  Because the Funds have not yet commenced operations, financial performance information is not provided for the Funds.

PROSPECTUS

February 1, 2012

CURIAN VARIABLE SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated February 1, 2012, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the Curian Variable Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811 -22613

CURIAN VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust of Registrant dated September 7, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(b)	(1)	By-Laws of Registrant dated September 7, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(c)		Not Applicable

(d)	(1)
Investment Advisory Agreement between Registrant and Curian Capital, LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(2)
Investment Sub-Advisory Agreement between Curian Capital, LLC and AQR Capital Management, LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(3)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Epoch Investment Partners, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(4)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Fiduciary Asset Management Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(5)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Franklin Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(6)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Invesco Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(7)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Mellon Capital Management Corporation dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(8)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Nicholas Investment Partners, L.P. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(9)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Pacific Investment Management Company LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(10)
Investment Sub-Advisory Agreement between Curian Capital, LLC and PineBridge Investments LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(11)
Investment Sub-Advisory Agreement between Curian Capital, LLC and The Boston Company Asset Management LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(e)	(1)
Distribution Agreement between Registrant and Jackson National Life Distributors LLC January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(f)		Not Applicable.

(g)	(1)
Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(2)
Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(3)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A., dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(4)
Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase Bank N.A. dated November 30, 2011, attached hereto. (This Addendum is to add the Registrant as a party to the Agreements listed in items (g)(1); (g)(2); and (g)(3), which were originally executed between JPMorgan Chase Bank, N.A. and Curian Series Trust, an affiliated company of the Registrant).

(h)	(1)
Administration Agreement between Registrant and Curian Capital, LLC dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(2)
Sub-Administration Agreement between Curian Capital, LLC and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(3)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated November 29, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

	(4)	Management Fee Waiver Agreement between Registrant and Curian Capital, LLC dated ___________, 2012, to be filed by amendment.

(5)
Fund Compliance Services Agreement between Registrant and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated October 5, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(6)
Anti-Money Laundering Agreement between Registrant and Jackson, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(7)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Corporation dated February 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(8)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Corporation dated February 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(k)		Not Applicable

(l)	(1)
Initial Capital Agreement between Registrant and Curian Capital, LLC, dated November 30, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(m)	(1)	Distribution Plan, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

(n)		Not Applicable

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, dated October 5, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(2)	Curian Capital, LLC’s Code of Ethics, dated September 12, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(3)	AQR Capital Management, LLC’s Code of Ethics, dated March 10, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(4)	Epoch Investment Partners, Inc.’s Code of Ethics, dated August 15, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(5)	Fiduciary Asset Management Inc.’s Code of Ethics, dated June 30, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(6)	Franklin Advisers, Inc.’s Code of Ethics, dated July 1, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(7)	Invesco Advisers, Inc.’s Code of Ethics, dated January 1, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(8)
Mellon Capital Management Corporation’s Code of Ethics, dated November 2007, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(9)	Nicholas Investment Partners, L.P.’s Code of Ethics, dated July 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(10)	Pacific Investment Management Company LLC’s Code of Ethics, dated May 2009, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(11)	PineBridge Investments LLC’s Code of Ethics, dated September 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(12)
The Boston Company Asset Management LLC’s Code of Ethics, dated November 2007, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(13)	Jackson National Life Distributors LLC’s Code of Ethics, dated August 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(14)	The Registrant's Code of Ethics, dated November 29, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article IV of the Registrant’s Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Agreement and Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of the Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Curian Capital, LLC (“Curian Capital”) contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Agostine, Bell, Contillo, Dellarco, Koors, Piszczek, Taylor, Wetzel, and Williams; and Ms. Buiter, Ms. Crosser, and Ms. Rhee, contained in the section entitled “Trustees and Officers of the Trust” and the description of Curian Capital contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of Curian Capital:

NAME & ADDRESS	PRINCIPAL OCCUPATION

Christopher Baker 7601 Technology Way Denver, Colorado 80237	Vice President (11/19/2007 to present)

Michael Bell 7601 Technology Way Denver, Colorado 80237	President and Chief Executive Officer (12/19/2005 to present)

Holly Burke 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (08/09/2010 to present)

Richard Catts 7601 Technology Way Denver, Colorado 80237	Vice President (11/14/2011 to present)

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Senior Vice President and Chief Financial Officer (10/29/2010 to present)

Walt Czaicki 7601 Technology Way Denver, Colorado 80237	Vice President (10/17/2011 to present)

Lewis J. Dellarco 7601 Technology Way Denver, Colorado 80237	Vice President and Chief Compliance Officer (12/12/2008 to present)

Wendy Diggens 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (08/01/2011 to present)

Peter J. Eisenrich 7601 Technology Way Denver, Colorado 80237	Vice President (3/30/2010 to present)

James Ferrin 7601 Technology Way Denver, Colorado 80237	Vice President (8/13/2007 to present)

Jennifer Foss 7601 Technology Way Denver, Colorado 80237	Assistant Vice President ( 08/10/2009 to present)

Shannon Garcia 7601 Technology Way Denver, Colorado 80237	Vice President (12/19/2008 to present)

James Gillmore 7601 Technology Way Denver, Colorado 80237	Vice President (11/04/2011 to present)

Rodger Hoofnagle 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (02/25/2009 to present)

Bonnie Howe 7601 Technology Way Denver, Colorado 80237	Vice President and General Counsel (12/19/2008 to present) Assistant Secretary (2/3/2010 to present)

Clifford J. Jack 7601 Technology Way Denver, Colorado 80237	Board of Managers (11/1/2002 to present)

Peter Lourdel 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2008 to present)

Kevin R. McIntosh 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (11/29/2010 to present)

Thomas J. Meyer 1 Corporate Way Lansing, Michigan 48951	Board of Managers (11/1/2002 to present) Secretary (12/31/2003 to present)

Pete Muckley 7601 Technology Way Denver, Colorado 80237	Vice President (1/1/2007 to present)

P. Chad Myers 1 Corporate Way Lansing, Michigan 48951	Board of Managers (02/16/2011 to present)

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Board of Managers (01/01/2011 to present)

Tim Parkinson 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (09/07/2010 to present)

Clint Pekrul 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/04/2010 to present)

Mike Petko 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (02/23/2011 to present)

Mashell Petersen 7601 Technology Way Denver, Colorado 80237	Vice President and Controller (01/01/2011 to present)

Chris Rosato 7601 Technology Way Denver, Colorado 80237	Senior Vice President (1/1/2007 to present)

Gregory B. Salsbury 7601 Technology Way Denver, Colorado 80237	Board of Managers (01/01/2011 to present)

Mark Schoenbeck 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/10/2011 to present)

James R. Sopha 1 Corporate Way Lansing, Michigan 48951	Board of Managers (01/01/2011 to present)

Marc van Rijssen 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2011 to present)

Greg Verfaillie 7601 Technology Way Denver, Colorado 80237	Senior Vice President, National Sales Manager (10/31/2007 to present)

Steve Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Investment Officer (5/18/2005 to present)

Derek Zachmann 7601 Technology Way Denver, Colorado 80237	Vice President (1/4/2010 to present)

AQR Capital Management, LLC; Epoch Investment Partners, Inc.; Fiduciary Asset Management Inc.; Franklin Advisers, Inc.; Invesco Advisers, Inc.; Mellon Capital Management Corporation; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PineBridge Investments LLC; and The Boston Company Asset Management LLC; the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
Epoch Investment Partners, Inc.	801-63118
Fiduciary Asset Management Inc.	801-46751
Franklin Advisers, Inc.	801-26292
Invesco Advisers, Inc.	801-33949
Mellon Capital Management Corporation	801-19785
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PineBridge Investments LLC	801-18759
The Boston Company Asset Management LLC	801-6829

Item 32. Principal Underwriters.

(a)	Jackson National Life Distributors LLC acts as general distributor for the Registrant.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, Colorado 80237	Manager, President, and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, Colorado 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, Michigan 48951	Manager and Secretary

P. Chad Myers 1 Corporate Way Lansing, Michigan 48951	Manager

Stephen M. Ash 7601 Technology Way Denver, Colorado 80237	Vice President

Pamela Aurbach 7601 Technology Way Denver, Colorado 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, Colorado 80237	Vice President

Brad Baker 7601 Technology Way Denver, Colorado 80237	Vice President

Lawrence Barredo 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, Colorado 80237	Vice President

James Bossert 7601 Technology Way Denver, Colorado 80237	Senior Vice President

J. Edward Branstetter Jr. 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Kristina Brendlinger 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Michelle L. Carroll 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer, and FinOp

Christopher Cord 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

George Daggett 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, Michigan 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, Colorado 80237	Vice President

Kevin Grant 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Bonnie Howe 7601 Technology Way Denver, Colorado 80237	Vice President and General Counsel

Thomas Hurley 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, Colorado 80237	Vice President

Doug Mantelli 7601 Technology Way Denver, Colorado 80237	Vice President

James McCorkle 7601 Technology Way Denver, Colorado 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, Tennessee 37067	Vice President

Jack Mishler 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Diane Montana 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, Colorado 80237	Vice President

Allison Pearson 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, Colorado 80237	Vice President

Alison Reed 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, Colorado 80237	Executive Vice President, National Sales Manager

Gregory P. Salsbury 7601 Technology Way Denver, Colorado 80237	Executive Vice President, Distribution

Marilynn Scherer 7601 Technology Way Denver, Colorado 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, Colorado 80237	Vice President

Daniel Starishevsky 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, Colorado 80237	Vice President

Brian Sward 7601 Technology Way Denver, Colorado 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, Colorado 80237	Vice President

Robin Tallman 7601 Technology Way Denver, Colorado 80237	Vice President and Controller

Doug Townsend 7601 Technology Way Denver, Colorado 80237	Executive Vice President, Operations

Katie Turner 7601 Technology Way Denver, Colorado 80237	Vice President

Brad Whiting 7601 Technology Way Denver, Colorado 80237	Vice President

Matt Witulski 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, Colorado 80237	Vice President

Matther Yellott 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 7601 Technology Way, Denver, Colorado 80237; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

The Registrant shall undertake to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Pre-Effective Amendment No. 2 and has duly caused this Pre-Effective Amendment No. 3to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 27th day of January, 2012.

CURIAN VARIABLE SERIES TRUST

/s/ Michael A. Bell by Susan S. Rhee*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine by Susan S. Rhee*	January 27, 2012
David W. Agostine
Trustee

/s/ Michael A. Bell by Susan S. Rhee*	January 27, 2012
Michael A. Bell
President and Trustee

/s/ Gregory P. Contillo by Susan S. Rhee*	January 27, 2012
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Susan S. Rhee*	January 27, 2012
Dylan E. Taylor
Trustee

/s/ Scot T. Wetzel by Susan S. Rhee*	January 27, 2012
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors by Susan S. Rhee*	January 27, 2012
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of CURIAN VARIABLE SERIES TRUST (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Curian Variable Series Trust, hereby constitute and appoint Susan S. Rhee, Bonnie Howe, Mark D. Nerud and Michael A. Bell, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ David W. Agostine	January 1, 2012
David W. Agostine
Trustee

/s/ Michael A. Bell	January 1, 2012
Michael A. Bell
Trustee

/s/ Gregory P. Contillo	January 1, 2012
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor	January 1, 2012
Dylan E. Taylor
Trustee

/s/ Scot T. Wetzel	January 1, 2012
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors	January 1, 2012
Daniel W. Koors
Treasurer and Chief Financial Officer (Principal Financial Officer)

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

(i)	Opinion and Consent of Counsel, attached hereto as EX 99.28(i).